Cover Page Cover Page	Jul. 28, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 28, 2026
Entity Registrant Name	Columbia Financial, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-43410
Entity Tax Identification Number	42-1991301
Entity Address, Address Line One	19-01 Route 208 North
Entity Address, City or Town	Fair Lawn
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07410
City Area Code	800
Local Phone Number	522-4167
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	CLBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002115119